Financial Assets and Financial Liabilities_The Maximum Exposure To Loss From Its Continuing Involvement In The Derecognized Financial Assets(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position		₩ 34,094	₩ 47,272	[1]
Fair value of continuing involvement		34,094	47,275	[1]
Recovered Portion In Excess Of The Consideration Paid Attributable To Adjustments Based On Agreement For Non Performing Loans			2,989
Financial assets at fair value through profit or loss | Subordinate debt | Discovery ABS Second Co., Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position		6,205
Fair value of continuing involvement		6,205
Financial assets at fair value through profit or loss | Subordinate debt | FK1411 Co., Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position		8,883
Fair value of continuing involvement		8,883
Financial assets at fair value through profit or loss | Subordinate debt | AP 3B ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position		5,512
Fair value of continuing involvement		5,512
Financial assets at fair value through profit or loss | Subordinate debt | AP 4D ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	[2]	13,494
Fair value of continuing involvement	[2]	13,494
Recovered Portion In Excess Of The Consideration Paid Attributable To Adjustments Based On Agreement For Non Performing Loans		₩ 13,731
Available-for-sale financial assets | Subordinate debt | Discovery ABS Second Co., Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	[1]		6,022
Fair value of continuing involvement	[1]		6,022
Available-for-sale financial assets | Subordinate debt | EAK ABS Second Co., Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	[1]		5,339
Fair value of continuing involvement	[1]		5,339
Available-for-sale financial assets | Subordinate debt | FK1411 Co., Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	[1]		9,601
Fair value of continuing involvement	[1]		9,601
Available-for-sale financial assets | Subordinate debt | AP 3B ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	[1]		9,902
Fair value of continuing involvement	[1]		9,902
Available-for-sale financial assets | Subordinate debt | AP 4D ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	[1]		14,160
Fair value of continuing involvement	[1]		14,160
Loans and receivables | Senior debt | AP 4D ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	[1]		2,248
Fair value of continuing involvement	[1]		₩ 2,251

[1]	In addition to the above, the recovered portion in excess of the consideration paid attributable to adjustments based on the agreement with the National Happiness Fund for non-performing loans amounts to KRW2,989 million as of December 31, 2017.
[2]	The recovered portion in excess of the consideration paid attributable to adjustments based on the agreement with the National Happiness Fund for non-performing loans amounts to KRW 13,731 million as at December 31, 2018.